INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
Schedule of intangible assets with indefinite life

	As of December 31,
	2022	2023
Intangible assets with indefinite lives:
Brand names	5,111	5,327
Master brand agreement	192	192
Intangible assets with finite lives:
Franchise or manachise agreements	368	281
Purchased software	128	135
Other intangible assets	77	75
Total	5,876	6,010
Less: Accumulated amortization	178	204
Less: Accumulated impairment loss(Note2)	420	526
Total	5,278	5,280

Schedule of annual estimated amortization expense for intangible assets and unfavorable lease excluding brand name and master brand agreement

Amortization for Intangible Assets
2024	33
2025	32
2026	29
2027	24
2028	23
Thereafter	132
Total	273